UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22322

GLOBAL REAL ESTATE INVESTMENTS FUND
 (Exact name of registrant as specified in charter)

8400 East Crescent Parkway, Suite 600
Greenwood Village, CO 80111
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(866) 622-3864
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

GLOBAL REAL ESTATE INVESTMENTS FUND
Schedule of Investments - March 31, 2010 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Asia-Pacific - 30.7%
Australia - 11.2%
CFS Retail Property Trust	10,000	$17,206
Commonwealth Property Office Fund	25,000	20,762
Dexus Property Group	30,000	22,299
Stockland	9,000	32,953
Westfield Group	8,000	88,535
		181,755
China - 10.0%
Agile Property Holdings Ltd.	9,000	12,287
China Overseas Land & Investment Ltd.	6,700	15,136
China Resources Land Ltd.	7,000	15,219
Hang Lung Properties Ltd.	3,270	13,182
Henderson Land Development Co. Ltd.	4,000	28,180
The Link REIT	12,000	29,582
Shimao Property Holdings Ltd.	6,000	11,035
Sino Land Co. Ltd.	3,810	7,469
Sun Hung Kai Properties Ltd.	1,950	29,334
		161,424
Japan - 5.3%
Mitsubishi Estate Co. Ltd.	2,000	32,731
Mitsui Fudosan Co. Ltd.	2,000	33,950
Sumitomo Realty & Development Co. Ltd.	1,000	19,029
		85,710
Singapore - 4.2%
Ascendas Real Estate Investment Trust	6,960	9,552
CapitaCommercial Trust	32,000	24,704
CapitaLand Ltd.	3,750	10,642
CapitaMall Trust	9,840	12,450
Suntec Real Estate Investment Trust	11,000	10,536
		67,884
Total Asia-Pacific		496,773

Europe - 18.8%
France - 7.4%
Fonciere Des Regions	200	22,029
Klepierre	400	15,711
Unibail-Rodamco S.E.	400	81,039
		118,779
Netherlands - 1.2%
VastNed Retail NV	300	20,037

Sweden - 4.4%
Castellum AB	7,000	70,527

United Kingdom - 5.8%
British Land Co. PLC	1,700	12,411
Derwent London PLC	1,000	20,729
Great Portland Estates PLC	5,000	23,855
Hammerson PLC	3,000	17,910
Segro PLC	4,000	19,400
		94,305
Total Europe		303,648

North America - 40.5%
United States - 40.5%
AMB Property Corporation	3,000	81,720
American Campus Communities, Inc.	2,500	69,150
AvalonBay Communities, Inc.	400	34,540
Biomed Realty Trust, Inc.	2,000	33,080
Boston Properties, Inc.	500	37,720
Camden Property Trust	700	29,141
Corporate Office Properties Trust SBI MD	1,000	40,130
Digital Realty Trust, Inc.	300	16,260
Entertainment Properties Trust	1,000	41,130
Equity One, Inc.	3,000	56,670
Essex Property Trust, Inc.	300	26,985
First Potomac Realty Trust	3,000	45,090
Lexington Realty Trust	11,000	71,610
ProLogis	1,000	13,200
Simon Property Group, Inc.	200	16,780
Tanger Factory Outlet Centers, Inc.	400	17,264
Ventas, Inc.	500	23,740
		654,210
Total North America		654,210
TOTAL COMMON STOCKS (cost $1,453,302 )		$1,454,631

SHORT-TERM INVESTMENTS - 0.4%
North America - 0.4%
Fidelity Money Market Portfolio - Select Class
5.16%*	7,135	7,135
TOTAL SHORT-TERM INVESTMENTS (cost $7,135)		$7,135

TOTAL INVESTMENTS (cost $1,460,437)(a) - 90.4%		$1,461,766
Other Assets in Excess of Liabilities - 9.6%		154,853
NET ASSETS - 100.0%		$1,616,619

Percentages are stated as a percent of net assets.
* Variable rate security. The rate shown is the rate in effect at March 31, 2010.

(a) The cost basis of investments for federal tax purposes at March 31, 2010 was as follows@:

Cost of investments	$ 1,467,029
Gross unrealized appreciation		21,822
Gross unrealized depreciation		(27,085)
Net unrealized depreciation	$ (5,263)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Fair Valuation Accounting Standards at March 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Security Classification	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,454,631	$-	$-	$1,454,631
Short-Term Investments	7,135	-	-	7,135
Total	$1,461,766	$-	$-	$1,461,766

(b) For detail of common stocks by geographic classification, please refer to the Schedule of Investments.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2, as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2010, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Global Real Estate Investments Fund

By (Signature and Title)*  /s/ Myron D. Winkler
                                                    Myron D. Winkler, Chairman of the Board

Date   May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Myron D. Winkler
                                                   Myron D. Winkler, Chairman of the Board

Date May 28, 2010

By (Signature and Title)*/s/ Randy S. Lewis
                                                   Randy S. Lewis, Treasurer

Date May 26, 2010

* Print the name and title of each signing officer under his or her signature.